Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg New Mexico Intermediate Municipal Fund
All data as of 3.31.00

Fund Facts

Thornburg New Mexico Intermediate Municipal Fund

                                            A Shares               D Shares
SEC Yield                                    4.19%                  4.01%
Taxable Equivalent Yields                    7.58%                  7.26%
NAV                                         $12.79                 $12.79
Max. Offering Price                         $13.05                 $12.79

Total returns

(Annual Average - After Subtracting Maximum Sales Charge)

One Year                                    (1.36)%                  N/A
Five Year                                    4.22%                   N/A
Since Inception                              5.52%                  0.56%
Inception Date                            (6.18.1991)            (6.1.1999)

The taxable equivalent yield assumes a 39.6% marginal federal tax rate and an 8.50% marginal New Mexico rate. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Maximum sales charge of the Fund's Class A Shares is 2.00%. The Fund's Class C Shares were converted to Class A Shares on January 31, 1996. The date quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
Dear Shareholder,

We are pleased to present the Semi-Annual Report for the Thornburg New Mexico Intermediate Municipal Fund for the six month period ending March 31, 2000. The net asset value of the A shares decreased by 13 cents to $12.79 during the period. If you were with us for the entire period, you received dividends of
30.7 cents per share. If you reinvested your dividends, you received 31 cents per share. Investors who owned D shares received dividends of 29 cents and 29.2 cents per share, respectively.

As we write this letter to you, the bond market is attempting to predict the net effect on interest rates of two powerful forces. The strong U.S. economy continues to gather strength, and is now augmented by improving economies in most other large countries of the world. By itself, this economic strength should continue to put upward pressure on interest rates, as it has in the preceding 15 months.

On the other hand, deficit spending by governments around the world, a hallmark of the last 30 years, is receding. The U.S. Government, which will pay off $200 billion of treasury bonds this year, leads the way. But it is not alone. Municipal bond issuance is down about 30% from last year due to swelling tax receipts in most state and local government entities.

This decrease in the supply of bonds will put downward pressure on interest rates. We wish to remind you that while day to day interest rate movements do effect the daily market prices of the individual bonds in your Thornburg New Mexico Intermediate Municipal Fund portfolio (and our reinvestment opportunities), these interest rate movements do not change the ultimate maturity values of your bonds.

A simple example may help. An investor who buys a 7 year bond with a 5% interest rate expects a total return of 35% from the bond...7 years of 5% interest. If interest rates increase by 1.25% (to 6.25%) during the first year the investor owns the bond, the market price of the bond will decline to 93.8% of the maturity value. This decline in the market price more than offsets the interest income received on the bond during the year, yielding a total return on the bond during the year of approximately -1.2%. This describes rather well how many bonds in your Thornburg New Mexico Intermediate Municipal Fund performed in the preceding 12 months. We are not discouraged by increases in market interest rates, as we will explain in the next paragraph.

Either the original bondholder or the next buyer (if the original bondholder sells out) will eventually get a total return of 35% over the remaining 6 year life of the bond. In this example, the components of the 35% return will include
(i) 6 years of 5% interest (6 x 5% = 30%), and (ii) the recovery of the 6.2% market price decline by the bond's maturity date. In this example, if the total return for the first year of the bond's life is -1.2%, the average annual return over the remaining 6 years is 6.25%. The final 7 year outcome doesn't change...unless the original bondholder gets rattled by the -1.2% total return in the first year and sells while the market price is depressed.

In fact, we are encouraged by increases in market interest rates, because your Thornburg New Mexico Intermediate Municipal Fund is a laddered bond portfolio. This portfolio consists of over 160 municipal obligations from New Mexico issuers and 2 U.S. territories. Approximately 85% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature at par during each of the coming years. As these bonds mature, we would look forward to the chance to reinvest the proceeds at higher yields, should they become available! The following chart describes the percentages of your fund's portfolio maturing in each of the coming years.

Today, your fund's weighted average maturity is 6.8 years, and we always keep it below 10 years. Over the last six months, your average portfolio maturity has shortened slightly. If bond yields increase in the coming months, we will extend your maturities slightly in order to lock in the higher yields. We will also attempt to further upgrade the credit quality of your portfolio. Some credit stress is already apparent in the U. S. bond market, and more will follow if increase in short-term interest rates lead to an economic slowdown. After an economic slowdown starts, yields available on lower rated bonds usually increase significantly in relation to high grade bonds. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 5-star overall rating* for risk-adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg New Mexico Intermediate Municipal Fund.

Sincerely,

Brian McMahon     George Strickland
Managing Director Managing Director

*Morningstar proprietary rating reflects historical risk adjusted performances as of 3/31/00. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. THNMX is ranked 5 stars for the 3 and 5 year periods. At 3/31/00, there were 1,682 bond funds with 3-year ratings and 1,394 with 5-year ratings in Morningstar's Municipal Single-State Intermediate category. Past performance cannot guarantee future results.

Statement of assets and liabilities
Thornburg New Mexico Intermediate Municipal Fund

ASSETS

Investments at value (cost $144,468,857) ...............  $146,141,829
Cash ...................................................       195,209
Receivable for investments sold ........................     1,424,612
Interest receivable ....................................     2,472,783
Receivable for fund shares sold ........................       192,120
Prepaid expenses and other assets ......................         1,962
         Total Assets ..................................   150,428,515

LIABILITIES

Payable for securities purchased .......................       891,032
Payable for fund shares redeemed .......................       375,840
Accounts payable and accrued expenses ..................       131,015
Payable to investment advisor (Note 3) .................        75,417
Dividends payable ......................................       261,287
         Total Liabilities .............................     1,734,591

NET ASSETS .............................................  $148,693,924

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($147,262,966 applicable to 11,514,806 shares of beneficial interest
outstanding - Note 4) .................................   $      12.79

Maximum sales charge, 2.00 % of offering
price (2.04% of net asset value per share) ............           0.26
Maximum Offering Price Per Share ......................   $      13.05

Class D Shares:
Net asset value and offering price per share * ($1,430,958 applicable to 111,851 shares of beneficial interest outstanding - Note 4) $12.79

See notes to financial statements.

Statement of operations INVESTMENT INCOME:

Interest income (net of premium amortized
of $228,937) ................................................   $ 4,380,475

EXPENSES:

Investment advisory fees (Note 3) ...........................       378,748
Administration fees (Note 3)
         Class A Shares .....................................        93,938
         Class D Shares .....................................           749
Distribution and service fees (Note 3)
         Class A Shares .....................................       187,875
         Class D Shares .....................................         5,960
Transfer agent fees .........................................        49,976
Custodian fees ..............................................        48,285
Registration and filing fees ................................         2,532
Professional fees ...........................................        11,341
Accounting fees .............................................         7,940
Trustee fees ................................................         1,420
Other expenses ..............................................         4,416

Total Expenses ..............................................       793,180

Less:
         Expenses reimbursed by investment advisor (Note 3) .       (35,731)
         Distribution and service fees waived (Note 3) ......        (2,963)

Net Expenses ................................................       754,486

Net Investment Income .......................................     3,625,989

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (Note 5)
Net realized gain (loss) on investments sold ................      (801,765)
Increase (decrease) in unrealized appreciation of investments      (822,370)

Net Realized and Unrealized

         Gain (Loss) on Investments .........................    (1,624,135)

Net Increase in Net Assets Resulting
From Operations .............................................   $ 2,001,854

See notes to financial statements ...........................

Statements of changes in net assets Six Months  Ended Year Ended  March 31, 2000
         September 30, 1998

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:

Net investment income .......................................   $   3,625,989    $   7,223,369
Net realized gain (loss) on investments sold ................        (801,765)        (192,060)
Increase (decrease) in unrealized appreciation of investments        (822,370)      (6,146,730)

Net Increase in Assets Resulting from Operations ............       2,001,854          884,579

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares .....................................      (3,598,973)      (7,214,796)
         Class D Shares .....................................         (27,016)          (8,573)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares .....................................      (6,661,520)       8,748,455
         Class D Shares .....................................         317,848        1,133,909

         Net Increase in Net Assets .........................      (7,967,807)       3,543,574

NET ASSETS:
         Beginning of period ................................     156,661,731      153,118,157

         End of period ......................................   $ 148,693,924    $ 156,661,731

See notes to financial statements ...........................

Notes to financial statements
Note 1 - Organization

Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a non-diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven classes of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Fund currently offers two classes of shares of beneficial interest, Class A and Class D shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class D shares are sold at net asset value without a sales charge at the time pf purchase, and bear both a service fee and a distribution fee, and (iii) the respective classes have different reinvestment priviledges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administration fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 2000 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Net realized capital losses are carried forward to offset realized gains in future years. To the extent such carryforwards are used, no capital distributions will be made. When-Issued and Delayed Delivery
Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 2000, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund, depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 2000, the Adviser voluntarily reimbursed certain operating expenses amounting to $35,731.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the six months ended March 31, 2000, the Distributor earned commissions aggregating $743 from the sale of Class A shares.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class D shares under which the Fund compensates the Distributor for services in promoting the sale of Class D shares of the Fund at ann annual rate of up to .75% of the average daily net assets attributable to Class D shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans and the total amount waived for the six months ended March 31, 2000, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4 - Shares of Beneficial Interest

At March 31, 2000 there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $148,764,187. Transactions in shares of beneficial interest were as follows:

                                            Six Months Ended March 31, 2000     Year Ended September 30, 1999
Class A Shares                               Shares                  Amount           Shares         Amount

Shares sold ..........................      1,078,639          $ 13,781,412       2,476,782    $ 32,892,441
Shares issued to shareholders in
         reinvestment of distributions        161,878             2,069,537         324,102       4,289,129
Shares repurchased ...................     (1,760,512)          (22,512,469)     (2,151,671)    (28,433,115)

Net Increase .........................       (519,995)         $ (6,661,520)        649,213    $  8,748,455

Class D Shares (a) ...................         Shares                Amount          Shares          Amount

Shares sold ..........................         49,595              $633,135          86,525    $  1,130,480
Shares issued to shareholders in
         reinvestment of distributions            660                 8,444             264           3,429
Shares repurchased ...................        (25,193)                    0               0

Net Increase .........................         25,062              $317,848          86,789    $  1,133,909

(a)  Sales of Class D shares commenced June 1, 1999.

Note 5 - Securities Transactions

For the six months ended March 31, 2000, the Fund had purchase and sale transactions (excluding short-term securities) of $14,153,015 and $22,078,288 respectively. The cost of investments for Federal Income tax purposes is $144,468,857. At March 31, 2000, net unrealized appreciation of investments was $1,672,972 resulting from $3,158,720 gross unrealized appreciation and $1,485,748 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at March 31, 2000 aggregated $1,661,060. For Federal income tax purposes, the Fund had deferred capital losses occuring subsequent to October 31, 1998 of $192,000 and capital loss carryforwards of $722,000. The carryforwards expire in varying amounts through 2007.

Financial highlights
                              Six Months Ended March 31,         Year Ended September 30,
                                        2000                1999     1998     1997     1996     1995

Class A Shares:
Net asset value, beginning of period   $12.92              $13.45   $13.28   $13.09   $13.12   $12.72
Income from investment operations:
         Net investment income           0.31                0.61     0.62     0.64     0.63     0.60
         Net realized and unrealized
         gain (loss) on investments     (0.13)               (0.53)   0.17     0.19    (0.03)   (0.40)

Total from investment operations         0.18                 0.08    0.79     0.83     0.60     1.00
Less dividends from:
         Net investment income          (0.31)               (0.61)  (0.62)   (0.64)   (0.63)   (0.60)

Change in net asset value               (0.13)               (0.53)   0.17     0.19    (0.03)    0.40

Net asset value, end of period         $12.79               $12.92  $13.45   $13.28   $13.09   $13.12

Total return (a)                         1.39%                0.55%   6.08%    6.51%    4.68%    8.10%

Ratios/Supplemental Data Ratios to average net asset:

    Net investment income               4.79%(b)             4.57%    4.64%    4.88%    4.81%    4.71%
    Expenses, after expense reductions  0.99%(b)             0.99%    1.00%    1.00%    1.00%    1.00%
    Expenses, before expense reductions 1.03%(b)             1.01%    1.02%    1.05%    1.07%    1.06%

Portfolio turnover rate                 9.56%               15.93%   13.74%   10.06%   10.88%   17.06%

Net assets at end of period (000)     $147,263            $155,540  $153,118 $145,850 $131,307 $136,742

(a) Sales loads are not reflected in computing total return.
(b) Annualized

Note: Prior to September 28, 1995 and January 31, 1996, the Fund issued class B shares and class C shares. At the time of each of their conversion to class A shares each class represented less than 1% of the Fund's net assets.

Class D Shares:
Net asset value, beginning of period     $12.93             $13.20

Income from investment operations:
         Net investment income             0.29               0.19
Net realized and unrealized
         gain (loss) on investments       (0.41)             (0.27)


Total from investment operations          (0.12)             (0.08)
Less dividends from:

         Net investment income            (0.29)             (0.19)


Change in net asset value                 (0.41)             (0.27)


Net asset value, end of period           $12.79              $12.93

Total return (b)                           1.18%              (0.61)%

Ratios/Supplemental Data Ratios to average net asset:

     Net investment income                4.50%(c)            4.20%(c)
     Expenses, after expense reductions   1.25%(c)            1.27%(c)
     Expenses, before expense reductions  3.03%(c)            3.70%(c)

Portfolio turnover rate                   9.56%              15.93%

Net assets at end of period (000)        $1,431              $1,122

(a) Sales of Class D shares commenced on June 1, 1999.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.


Schedule of Investments
Thornburg New Mexico Intermediate Municipal Fund
March 31, 2000
CUSIPS:  Class A - 885-215-301; Class D - 885-215-624
NASDAQ Symbol: Class A - THNMX; Class D - THNDX*

3,000,000            Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Gerald Champion      NR/A-         $2,696,130
                     MemorialHospital Project)
719,000              Albuquerque Collateralized Mortgage, Municipal Class B-2, 0% due      Aaa/AAA       321,788
                     5/15/2011
1,000,000            Albuquerque Gross Receipt Tax Revenue, 5.375% due 7/1/2001            NR/AA+        1,000,490
                     (Bluewater ApartmentProject)
50,000               Albuquerque Gross Receipt Tax Revenue, 6.20% due 7/1/2005             A1/AA         52,280
525,000              Albuquerque Gross Receipts, Prerefunded Adjustment Adjusted Series    Aaa/AAA       470,306
                     B, 0% due7/1/2002
755,000              Albuquerque Gross Receipts, Unrefunded Balance Adjustment Adjusted    Aaa/AAA       676,193
                     Series B, 0%due 7/1/2002
625,000              Albuquerque Gross Receipts, Prerefunded Adjustment Adjusted Series    Aaa/AAA       531,650
                     B, 0% due7/1/2003
895,000              Albuquerque Gross Receipts, Unrefunded Balance Adjustment Adjusted    Aaa/AAA       760,840
                     Series B, 0%due 7/1/2003
840,000              Albuquerque Gross Receipts, Prerefunded Adjustment Adjusted Series    Aaa/AAA       642,869
                     B, 0% due7/1/2005
1,195,000            Albuquerque Gross Receipts, Unrefunded Balance Adjustment Adjusted    Aaa/AAA       912,681
                     Series B, 0%due 7/1/2005
820,000              Albuquerque Gross Receipts, Prerefunded Adjustment Adjusted Series    Aaa/AAA       429,639
                     B, 0% due7/1/2012
1,180,000            Albuquerque Gross Receipts, Unrefunded Balance Adjustment Adjusted    Aaa/AAA       602,012
                     Series B, 0%due 7/1/2012
750,000              Albuquerque Gross Receipts Tax Revenue, Refunding Series B, 5.00%     A1/AA         687,667
                     due 7/1/2018
335,000              Albuquerque Hospital Revenue Series A, 5.80% due 8/1/2000             Aaa/AAA       336,779
                     (PresbyterianHealthcare Project; Insured: MBIA)
2,500,000            Albuquerque Hospital Revenue Series A, 6.10% due 8/1/2002 (Insured:   Aaa/AAA       2,570,300
                     MBIA)
1,000,000            Albuquerque Hospital Revenue Series A, 6.375% due 5/15/2004           Aaa/AAA       1,041,270
                     pre-refunded 5/15/01@ 102 (St. Joseph Healthcare Systems Project)
260,000              Albuquerque Hospital Revenue Series A, 6.375% due 8/1/2007            Aaa/AAA       273,099
                     (Insured: MBIA)
300,000              Albuquerque Hospital Revenue Series A, 6.625% due 5/15/2010           Aaa/AAA       313,176
                     pre-refunded 5/15/01@ 102 (St. Joseph Healthcare Systems Project)
1,040,000            Albuquerque Hospital Revenue Series B, 6.20% due 8/1/2002 (Insured:   Aaa/AAA       1,044,555
                     MBIA)
1,775,000            Albuquerque Hospital Revenue Series B, 6.60% due 8/1/2007 (Insured:   Aaa/AAA       1,788,455
                     MBIA)
2,055,000            Albuquerque Industrial Development Revenue, 5.80% due 6/1/2007        A1/NR         2,051,239
                     (UniversalPrinting & Publishing Project; LOC: First Security Bank)
1,175,000            Albuquerque MFHR Series 1991, 8.50% due 7/1/2021 put 7/1/01 (Beach    NR/NR         1,179,817
                     ApartmentProject)
2,830,000            Albuquerque MFHR Series 1994, 6.75% due 1/1/2024 put 1/1/04 (Dorado   NR/NR         2,943,200
                     VillageProject)
290,000              Albuquerque Revenue Refunding Bonds Series 1993, 5.00% due 6/1/2001   Aaa/AAA       291,882
                     (EvangelicalLutheran Good Samaritan Society Project; Insured: FSA)
305,000              Albuquerque Revenue Refunding Bonds Series 1993, 5.10% due 6/1/2002   Aaa/AAA       307,528
                     (EvangelicalLutheran Good Samaritan Society Project; Insured: FSA)
170,000              Albuquerque Revenue Refunding Bonds Series 1993, 5.20% due 6/1/2003   Aaa/AAA       172,015
                     (EvangelicalLutheran Good Samaritan Society Project; Insured: FSA)
620,000              Albuquerque Special Assessment District Series A, 6.45% due           NR/BBB+       620,180
                     1/1/2015 (CottonwoodMall Project; LOC: Sumitomo Bank)
1,500,000            Albuquerque Water & Sewer Revenue, 7.00% due 7/1/2003                 Aa3/AA        1,539,645
600,000              Albuquerque Water & Sewer Revenue, 6.25% due 7/1/2008                 Aa3/AA        630,000
1,750,000            Albuquerque Water & Sewer Revenue Series 1990-C, 7.00% due 7/1/2005   Aa3/AA        1,796,707
                     partiallypre-refunded 7/1/00 @ 102
1,000,000            Albuquerque Water & Sewer System Revenue Refunding Series B, 6.95%    Aa3/AA        1,026,310
                     due 7/1/2002
585,000              Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due         NR/NR         559,120
                     1/1/2011
400,000              Bernalillo County General Obligation, 7.00% due 2/1/2006              Aa1/AA+       440,860
410,000              Bernalillo County General Obligation, 7.00% due 2/1/2007              Aa1/AA+       456,683
900,000              Bernalillo County Gross Receipts Tax, Revenue, 5.50% due 10/1/2011    Aa3/AA        920,718
2,000,000            Bernalillo County Gross Receipts Tax, Revenue, 5.75% due 10/1/2015    Aa3/AA        2,044,040
2,300,000            Bernalillo County Multi Family Housing Revenue Series 1988, 5.80%     NR/AA         2,333,994
                     due 11/1/2025put 11/1/06 (Sunchase Apartments Project; Insured: AXA
                     Reinsurance Co.)
4,500,000            Bernalillo County Multi Family Housing Revenue Series 1994-A, 6.50%   NR/AA         4,616,415
                     due10/1/2019 put 10/1/05 (Village Apartments Project; Insured: AXA
                     Reinsurance Co.)
415,000              Cibola County Gross Receipts Tax Revenue, 5.70% due 11/1/2007         Aaa/AAA       432,065
                     (Insured: AMBAC)
495,000              Cibola County Gross Receipts Tax Revenue, 5.875% due 11/1/2008        Aaa/AAA       522,428
                     (Insured: AMBAC)
555,000              Cibola County Gross Receipts Tax Revenue, 6.00% due 11/1/2010         Aaa/AAA       586,596
                     (Insured: AMBAC)
1,000,000            Dona Ana County Gross Receipts Tax, 6.00% due 6/1/2014 (Insured:      NR/AA         1,049,980
                     Asset Guaranty)
1,500,000            Dona Ana County Gross Receipts Tax Refunding and Improvement Series   NR/AA         1,569,525
                     1993, 5.875%due 6/1/2009 (Insured: Asset Guaranty)
330,000              Dona Ana County Subordinated Gross Receipts Tax Revenue, 6.125% due   NR/NR         331,191
                     6/1/2003
260,000              Dona Ana County Subordinated Gross Receipts Tax Revenue, 6.25% due    NR/NR         261,118
                     6/1/2004
750,000              Farmington Utility Systems Refunding Revenue, 5.20% due 5/15/2000     Aaa/AAA       750,967
                     (Insured:FGIC)
775,000              Gallup Pollution Control Revenue Refunding, 6.20% due 8/15/2003       Aaa/AAA       802,605
                     (Plains ElectricGeneration Project; Insured: MBIA)
2,770,000            Gallup Pollution Control Revenue Refunding, 6.65% due 8/15/2017       Aaa/AAA       2,846,646
                     (Plains ElectricGeneration Project; Insured MBIA)
1,500,000            Gallup Pollution Control Revenue Refunding Series 1992, 6.45% due     Aaa/AAA       1,566,750
                     8/15/2006(Insured: MBIA)
280,000              Hidalgo County Municipal School District of Lordsburg, 6.875% due     NR/NR         281,344
                     7/1/2000
300,000              Hidalgo County Municipal School District of Lordsburg, 6.875% due     NR/NR         305,865
                     7/1/2001
315,000              Hidalgo County Municipal School District of Lordsburg, 6.875% due     NR/NR         324,214
                     7/1/2002
380,000              Las Cruces Gross Receipt Tax Revenue Series 1995, 6.00% due           A3/NR         385,856
                     6/1/2001 (SouthCentral Solid Waste Authority Project)
625,000              Las Cruces Gross Receipts Refunding Revenue, 5.85% due 12/1/2001      A/A           636,556
1,500,000            Las Cruces Gross Receipts Refunding Revenue Series 1992, 6.25% due    A/A           1,556,250
                     12/1/2005
420,000              Las Cruces Joint Utility Refunding and Improvement Revenue, 6.50%     A1/NR         443,029
                     due 7/1/2007
780,000              Las Cruces Joint Utility Refunding and Improvement Revenue, 6.50%     A1/NR         822,252
                     due 7/1/2007
1,160,000            Las Cruces Municipal Sales Tax Revenue Series 1991, 6.50% due         A/NR          1,186,958
                     12/1/2006
155,000              Lordsburg Gross Receipts and Lodgers Tax Revenue, 8.625% due          NR/NR         157,292
                     12/1/2002
2,150,000            Lordsburg Pollution Control Revenue, 6.50% due 4/1/2013 (Phelps       A2/BBB        2,193,989
                     Dodge Project)
1,300,000            Los Alamos County Incorporated Utility Series A, 5.80% due 7/1/2006   Aaa/AAA       1,355,120
                     (Insured:FSA)
665,000              Los Alamos County New Mexico Incorporated Utility Systems Revenue,    Aaa/AAA       689,785
                     Series A,6.00% due 7/1/2015 (Insured: FSA)
3,445,000            Los Alamos County Utility System Revenue Refunding Series A, 6.00%    Aaa/AAA       3,612,599
                     due 7/1/2008(Insured: FSA)
350,000              Milan General Obligation Sanitary Sewer Series 1994, 7.00% due        NR/NR         366,135
                     9/1/2013
420,000              New Mexico Educational Assistance Foundation Revenue, 6.05% due       Aaa/NR        424,502
                     12/1/2000
130,000              New Mexico Educational Assistance Foundation Revenue, 5.20% due       Aaa/NR        131,117
                     12/1/2001
975,000              New Mexico Educational Assistance Foundation Revenue, 6.20% due       Aaa/NR        996,791
                     12/1/2001
600,000              New Mexico Educational Assistance Foundation Revenue, 5.50% due       A/NR          602,094
                     11/1/2003
640,000              New Mexico Educational Assistance Foundation Revenue, 6.45% due       Aaa/NR        665,530
                     12/1/2004
525,000              New Mexico Educational Assistance Foundation Revenue, 6.85% due       A/NR          538,235
                     12/1/2005
1,705,000            New Mexico Educational Assistance Foundation Revenue, 6.65% due       Aaa/NR        1,753,286
                     3/1/2007
20,000               New Mexico Educational Assistance Foundation Student Loan Revenue,    Aa/NR         20,075
                     5.40% due8/1/2004
2,870,000            New Mexico Educational Assistance Student Loan, 6.70% due 4/1/2002    Aaa/AAA       2,955,182
                     (Insured:AMBAC)
1,400,000            New Mexico Educational Assistance Student Loan, 6.50% due 3/1/2004    Aaa/NR        1,453,186
745,000              New Mexico Educational Assistance Student Loan Series 2-B, 5.75%      A/NR          746,848
                     due 12/1/2008
1,195,000            New Mexico Equipment Loan Council Hospital Revenue, 7.50% due         A3/NR         1,257,224
                     6/1/2002pre-refunded 6/1/01 (San Juan Regional Medical Center
                     Project)
1,490,000            New Mexico Equipment Loan Council Hospital Revenue, 7.80% due         A3/NR         1,572,397
                     6/1/2005pre-refunded 6/1/01 (San Juan Regional Medical Center
                     Project)
575,000              New Mexico Equipment Loan Council Hospital Revenue, 7.80% due         A3/NR         606,797
                     6/1/2006pre-refunded 6/1/01 (San Juan Regional Medical Center
                     Project)
2,030,000            New Mexico Equipment Loan Council Hospital Revenue, 6.40% due         Baa1/A-       2,084,242
                     6/1/2009 (MemorialMedical Center Project)
225,000              New Mexico Equipment Loan Council Hospital Revenue, 7.90% due         A3/NR         237,683
                     6/1/2011pre-refunded 6/1/01 (San Juan Regional Medical Center
                     Project)
5,000,000            New Mexico Highway Commission Tax, Senior Subordinated Lien, 6.00%    Aa2/AA+       5,296,750
                     due 6/15/2011
780,000              New Mexico Hospital Equipment Loan, 5.60% due 6/1/2002 (Memorial      Baa1/A-       782,816
                     Medical CenterProject)
575,000              New Mexico Hospital Equipment Loan, 5.70% due 6/1/2003 (Memorial      Baa1/A-       577,754
                     Medical CenterProject)
1,140,000            New Mexico Hospital Equipment Loan, 5.20% due 12/1/2010 (Catholic     Aa3/AA-       1,104,364
                     HealthInitiatives Project)
2,000,000            New Mexico Hospital Equipment Loan, 5.375% due 6/1/2018 (Memorial     Baa1/NR       1,625,260
                     Medical CenterProject)
1,000,000            New Mexico MFA Forward Mortgage  Series C, 6.50% due 7/1/2025         NR/AAA        1,034,010
1,050,000            New Mexico MFA MFHR Revenue, 5.20% due 1/1/2019 (Insured: FSA)        Aaa/AAA       951,720
940,000              New Mexico MFA MFMR Series 1991-C, 6.75% due 7/1/2011                 NR/AAA        941,109
                     (Collateralized: FNMA)
2,050,000            New Mexico MFA MFMR Series 1991-C, 6.75% due 7/1/2011                 NR/AAA        2,052,419
                     (Collateralized: FNMA)
855,000              New Mexico MFA Series B, 6.65% due 7/1/2015                           NR/AAA        863,960
1,000,000            New Mexico MFA SFMR, 5.75% due 3/1/2017                               NR/AAA        965,370
1,500,000            New Mexico MFA SFMR, 0% due 9/1/2019                                  NR/AAA        817,860
90,000               New Mexico MFA SFMR Series 1992 A-1, 6.30% due 1/1/2002               Aaa/AAA       91,254
735,000              New Mexico MFA SFMR Series 1992 A-1, 6.90% due 7/1/2008               NR/AAA        748,296
920,000              New Mexico MFA SFMR Series 1992-1, 6.85% due 7/1/2010                 Aaa/AAA       928,105
291,932              New Mexico MFA SFMR Series A, 0% due 7/1/2015                         Aaa/AA        61,484
150,000              New Mexico MFA SFMR Series A-1, 6.05% due 7/1/2000                    Aaa/AAA       150,329
165,000              New Mexico MFA SFMR Series A-2, 6.20% due 1/1/2001                    Aaa/AAA       165,850
1,000,000            New Mexico MFA SFMR Series A-3, 5.25% due 7/1/2017                    NR/AAA        922,010
545,000              New Mexico MFA SFMR Series A-3, 6.15% due 9/1/2017                    NR/AAA        558,434
125,000              New Mexico MFA SFMR Series B-2, 5.80% due 1/1/2009                    NR/AAA        122,888
170,000              New Mexico MFA SFMR Series H, 5.45% due 1/1/2006 (Collateralized:     NR/AAA        170,367
                     FNMA/GNMA)
175,000              New Mexico MFA SFMR Series H, 5.45% due 7/1/2006 (Collateralized:     NR/AAA        175,406
                     FNMA/GNMA)
100,000              New Mexico MFA SFMR Series PG-B-2, 5.80% due 7/1/2009                 NR/AAA        99,144
355,000              New Mexico MFAuthority SFMR, 5.70% due 9/1/2014                       NR/AAA        356,853
380,000              New Mexico State University Revenues, 5.85% due 4/1/2000              A1/AA         380,000
335,000              New Mexico State University Revenues, 5.85% due 4/1/2001              A1/AA         339,998
40,000               New Mexico Student Loan Revenue, 5.55% due 12/1/2001                  A/NR          40,217
2,000,000            Puerto Rico Building Authority Revenue, 6.10% due 7/1/2000            Baa1/A        2,009,580
1,500,000            Puerto Rico Electric Power Revenue Refunding Series 1992-Q, 5.70%     Baa1/BBB+     1,505,775
                     due 7/1/2000
750,000              Puerto Rico Public Improvement General Obligation, 6.60% due          NR/AAA        794,287
                     7/1/2004pre-refunded 7/1/02 @ 101.5
150,000              Rio Grande Natural Gas Association Natural Gas System Revenue,        A3/BBB+       150,225
                     5.00% due7/1/2000
375,000              Rio Rancho Gross Receipts Tax Revenue Series 1995-A, 5.50% due        Aaa/AAA       378,229
                     12/1/2000(Insured: FSA)
440,000              Rio Rancho Gross Receipts Tax Revenue Series 1995-A, 5.50% due        Aaa/AAA       449,913
                     12/1/2003(Insured: FSA)
500,000              Rio Rancho Water and Wastewater System, 8.00% due 5/15/2002           Aaa/AAA       532,295
                     (Insured: FSA)
1,000,000            Rio Rancho Water and Wastewater System, 6.50% due 5/15/2006           Aaa/AAA       1,077,660
                     (Insured: FSA)
1,000,000            San Juan County Central Consolidated School District 22, 5.625% due   Aaa/AAA       1,021,830
                     8/15/2002(Insured: FSA)
1,000,000            San Juan Gross Receipts Gas Tax Refunding Revenue Series B, 7.00%     A1/NR         1,093,690
                     due 9/15/2009pre-refunded 9/15/04 @ 101
115,000              Sandoval County Gross Receipts Tax Refunding Revenue Series 1992,     Baa1/NR       122,999
                     7.00% due11/1/2007 pre-refunded 11/1/02
125,000              Sandoval County Gross Receipts Tax Refunding Revenue Series 1992,     Baa1/NR       133,695
                     7.00% due11/1/2008 pre-refunded 11/1/02
135,000              Sandoval County Gross Receipts Tax Refunding Revenue Series 1992,     Baa1/NR       144,391
                     7.00% due11/1/2009 pre-refunded 11/1/02
145,000              Sandoval County Gross Receipts Tax Refunding Revenue Series 1992,     Baa1/NR       155,086
                     7.00% due11/1/2010 pre-refunded 11/1/02
400,000              Sandoval County Landfill Revenue, 5.70% due 7/15/2013                 NR/NR         382,308
755,000              Santa Fe County, 7.00% due 7/1/2010                                   Aa2/NR        863,780
340,000              Santa Fe County Office and Training Facilities Project Revenue        Aaa/NR        358,438
                     Series 1990,9.00% due 7/1/2001
356,000              Santa Fe County Office and Training Facilities Project Revenue        Aaa/NR        381,198
                     Series 1990,9.00% due 1/1/2002
372,000              Santa Fe County Office and Training Facilities Project Revenue        Aaa/NR        405,316
                     Series 1990,9.00% due 7/1/2002
406,000              Santa Fe County Office and Training Facilities Project Revenue        Aaa/NR        456,307
                     Series 1990,9.00% due 7/1/2003
443,000              Santa Fe County Office and Training Facilities Project Revenue        Aaa/NR        511,869
                     Series 1990,9.00% due 7/1/2004
626,000              Santa Fe County Office and Training Facilities Project Revenue        Aaa/NR        781,968
                     Series 1990,9.00% due 1/1/2008
1,000,000            Santa Fe County Project Revenue Series A, 5.50% due 5/15/2015(El      NR/NR         838,240
                     CastilloRetirement Project)
200,000              Santa Fe Educational Facilities Revenue, 5.00% due 3/1/2007 (St.      NR/BBB-       189,018
                     Johns CollegeProject) (ETM)
210,000              Santa Fe Educational Facilities Revenue, 5.10% due 3/1/2008 (St.      NR/BBB-       198,215
                     Johns CollegeProject) (ETM)
1,215,000            Santa Fe Educational Facilities Revenue, 5.40% due 3/1/2017 (St.      NR/BBB-       1,085,870
                     Johns CollegeProject) (ETM)
185,000              Santa Fe Housing Development Corporation Multi Family Revenue         A/NR          186,190
                     Refunding Series1993-A, 5.50% due 2/1/2004 (Villa Camino Consuelo
                     Project)
1,900,000            Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2002           Aaa/AAA       1,702,419
                     (Insured: FGIC)
1,945,000            Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2003           Aaa/AAA       1,653,445
                     (Insured: FGIC)
1,945,000            Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2004           Aaa/AAA       1,547,928
                     (Insured: FGIC)
1,895,000            Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2005           Aaa/AAA       1,404,934
                     (Insured: FGIC)
500,000              Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2006           Aaa/AAA       345,335
                     (Insured: FGIC)
1,945,000            Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2011           Aaa/AAA       937,529
                     (Insured: FGIC)
2,500,000            Santa Fe Industrial Revenue Housing Refunding, 7.25% due 12/1/2005    NR/NR         2,642,650
                     (Ponce deLeon Project; Guaranteed: Health Care REIT)
370,000              Santa Fe Refuse Disposal Systems Improvement Net Revenue Series       A3/NR         374,359
                     1996-B, 5.50%due 6/1/2004
325,000              Santa Fe Refuse Disposal Systems Revenue, 5.50% due 6/1/2003          A3/NR         328,923
200,000              Santa Fe Revenue, Capital Appreciation Improvement, 0% due 7/1/2009   Aaa/AAA       111,436
                     (Insured:FGIC)
445,000              Santa Fe SFMR, 5.25% due 11/1/2005 (Collateralized: FNMA/GNMA)        Aaa/NR        446,259
240,000              Santa Fe SFMR, 5.60% due 11/1/2010 (Collateralized: FNMA/GNMA)        Aaa/NR        243,053
330,000              Santa Fe SFMR, 6.10% due 11/1/2011                                    Aaa/NR        333,366
385,000              Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)        Aaa/NR        388,030
227,857              Santa Fe SFMR Series 1991, 8.45% due 12/1/2011 (Insured: FGIC)        Aaa/NR        236,449
250,000              Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due    NR/NR         256,522
                     6/1/2005
875,000              Santa Fe Solid Waste Management Facilities Revenue, 6.10% due         NR/NR         908,819
                     6/1/2007
1,500,000            Santa Fe Utility Revenue, Refunding Series A, 8.00% due 6/1/2007      Aaa/AAA       1,761,195
                     (Insured:AMBAC)
195,000              Santa Rosa Consolidated School District 8 Guadalupe & San Miguel      Baa3/NR       196,504
                     Counties GOSeries 1991, 7.00% due 8/1/2003
210,000              Santa Rosa Consolidated School District 8 Guadalupe & San Miguel      Baa3/NR       211,619
                     Counties GOSeries 1991, 7.00% due 8/1/2004
285,000              Socorro Health Facility Refunding Revenue, 6.00% due 5/1/2008         Aaa/AAA       296,446
                     (EvangelicalLutheran Good Samaritan Project; Insured: AMBAC)
780,000              Taos County Local Hospital Gross Receipts Tax Revenue Series 1992,    NR/AA         790,023
                     6.125% due12/1/2001 (Insured: Asset Guaranty)
1,000,000            U.S. Virgin Islands Public Finance Authority Revenue Refunding        NR/AAA        1,038,560
                     Series A, 6.90%due 10/1/2001
330,000              U.S. Virgin Islands Public Finance Authority Series 1992-A, 7.00%     NR/AAA        349,823
                     due 10/1/2002
895,000              U.S. Virgin Islands Special Tax General Obligation Series 1991,       NR/NR         937,065
                     7.75% due10/1/2006 pre-refunded 10/01/01 @ 102 (Hugo Insurance
                     Claims Fund Project)
2,630,000            U.S. Virgin Islands Water & Power Authority Series A, 7.40% due       NR/NR         2,747,351
                     7/1/2011pre-refunded 7/01/01
600,000              University New Mexico University Revenues Series A, 6.00% due         A1/AA         626,322
                     6/1/2021
1,105,000            Villa Hermosa Multi Family Housing Revenue, 5.85% due                 NR/AAA        1,093,331
                     11/20/2016(Collateralized: GNMA)
1,385,000            Western New Mexico University System Revenue Series 1995, 7.75% due   Baa2/NR       1,534,899
                     6/15/2019pre-refunded 6/15/04

                     TOTAL INVESTMENTS (Cost $144,468,825)                                               $ 146,141,829

                     See notes to financial statements.


Index Comparisons
Intermediate New Mexico Fund
Index Comparison

Compares performance of the Intermediate New Mexico Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, June 18, 1991 to March 31, 2000. On March 31, 2000, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 6.8 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

Class A

Average Annual Total Returns (at max. offering price) (periods ended 3.31.00)
                One Year:     (1.36)%
             Five  Years:      4.22%
From Inception (6/18/91):      5.52%




Class D

Average Annual Total Returns (at max. offering price) (periods ended 3.31.00)
                    YTD:       1.15%
From Inception (6/2/99):       0.56%